Note 6 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2023	2022
Land and land improvements	$17,052	$16,764
Buildings and improvements	54,171	52,974
Machinery and equipment	9,490	8,567
Office furniture and fixtures	10,346	9,638
Vehicles	976	865
Construction in progress	10	11
	92,045	88,819
Less accumulated depreciation and amortization	(35,415)	(32,014)
Property and equipment, net	$56,630	$56,805